Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events
22.	Subsequent events

In preparing these unaudited condensed consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through September 30, 2026, the date the unaudited condensed consolidated financial statements were available to be issued. No events require adjustment to or disclosure in the unaudited condensed consolidated financial statements.